POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range | Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Discount rate	1.00%	0.40%
Rate of compensation increase	0.00%	0.00%
Bottom of range | Post-employment plan
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	2.50%
Immediate trend rate	3.50%	3.50%
Ultimate trend rate	3.50%	3.50%
Top of range | Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	2.70%
Rate of compensation increase	2.70%	2.70%
Top of range | Post-employment plan
Disclosure of defined benefit plans [line items]
Discount rate	5.30%	3.60%
Immediate trend rate	4.00%	4.00%
Ultimate trend rate	4.00%	4.00%